UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2020
For the period from July 1, 2020 through December 31, 2020
(Unaudited)

UVA Unconstrained
Medium-Term Fixed Income ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the UVA Unconstrained Medium-Term Fixed Income ETF (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the UVA Unconstrained Medium-Term Fixed Income ETF (the “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com/fundpages/426.htm or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the UVA Unconstrained Medium-Term Fixed Income ETF:

See Our Web site @ universalvalueadvisors.com
or
Call Our Administrative Services Group at 800-773-3863.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports, as permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/FFIU, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/FFIU.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments
(Unaudited)

As of December 31, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 77.52%
Communication Services - 4.25%
Discovery Communications LLC	$ 250,000	3.800%	3/13/2024	$ 272,931
Netflix, Inc.	300,000	4.375%	11/15/2026	333,188
Netflix, Inc.	750,000	4.875%	4/15/2028	846,998
Netflix, Inc.	300,000	6.375%	5/15/2029	370,875
The Walt Disney Co.	250,000	8.875%	4/26/2023	296,772
The Walt Disney Co.	300,000	3.500%	5/13/2040	353,150
The Walt Disney Co.	250,000	2.750%	9/1/2049	265,018
TWDC Enterprises 18 Co.	250,000	3.000%	7/30/246	273,245
Viacom CBS, Inc.	250,000	4.375%	3/15/2043	295,807
				3,307,984
Consumer Discretionary - 11.43%
Amazon.com, Inc.	500,000	2.500%	11/29/2022	519,384
Amazon.com, Inc.	500,000	3.150%	8/22/2027	569,615
Dollar Tree, Inc.	200,000	4.000%	5/15/2025	225,930
Expedia Group, Inc.	500,000	5.000%	2/15/2026	560,525
Expedia Group, Inc.	150,000	4.625%	8/1/2027	167,783
Expedia Group, Inc.	226,000	3.800%	2/15/2028	242,901
Expedia Group, Inc.	250,000	3.250%	2/15/2030	260,486
Hyatt Hotels Corp.	450,000	5.375%	4/23/2025	509,135
Hyatt Hotels Corp.	250,000	4.375%	9/15/2028	274,965
Hyatt Hotels Corp.	200,000	5.750%	4/23/2030	246,306
Kohl's Corp.	200,000	4.250%	7/17/2025	216,480
Kohl's Corp.	250,000	6.875%	12/15/2037	287,067
Las Vegas Sands Corp.	125,000	3.200%	8/8/2024	132,485
Las Vegas Sands Corp.	200,000	2.900%	6/25/2025	209,459
Las Vegas Sands Corp.	325,000	3.500%	8/18/2026	348,040
Las Vegas Sands Corp.	100,000	3.900%	8/8/2029	107,621
Levi Strauss & Co.	500,000	5.000%	5/1/2025	513,125
NIKE, Inc.	250,000	3.250%	3/27/2040	291,426
NIKE, Inc.	343,000	3.625%	5/1/2043	419,663
Ralph Lauren Corp.	250,000	3.750%	9/15/2025	281,175
Ralph Lauren Corp.	100,000	2.950%	6/15/2030	108,406
Starbucks Corp.	500,000	2.700%	6/15/2022	516,085
Starbucks Corp.	436,000	3.800%	8/15/2025	496,489
Starbucks Corp.	250,000	2.450%	6/15/2026	270,332
Tapestry, Inc.	250,000	4.125%	9/15/2022	270,065
Target Corp.	500,000	2.500%	4/15/2026	553,411
The American Museum of Natural History	300,000	2.729%	7/15/2022	297,229
				8,895,588
Consumer Staples - 0.95%
Altria Group, Inc.	400,000	4.250%	8/9/2042	448,327
Altria Group, Inc.	250,000	4.500%	5/2/2043	287,483
				735,810

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Energy - 0.81%
General Electric Co.	$ 250,000	5.000%	10/1/2028	$ 297,659
General Electric Co.	288,000	5.100%	6/15/2032	331,534
				629,193
Financials - 18.12%
American Express Co.	218,000	2.500%	8/1/2022	224,991
American Express Co.	300,000	3.000%	10/30/2024	327,834
Bank of America Corp.	500,000	6.300%	9/10/2160	584,063
Capital One Financial Corp.	400,000	3.900%	8/15/2023	438,400
Cincinnati Financial Corp.	59,000	6.920%	1/29/2024	77,857
Citigroup, Inc.	400,000	5.950%	9/20/2026	420,003
Citigroup, Inc.	200,000	5.350%	7/30/2169	208,750
Citigroup, Inc.	178,000	5.950%	11/15/2169	194,910
Fidelity National Financial, Inc.	250,000	4.500%	8/15/2028	292,705
Fidelity National Financial, Inc.	250,000	3.400%	6/15/2030	275,089
Fidelity National Financial, Inc.	500,000	2.450%	3/15/2031	509,680
Ford Motor Credit Co. LLC	190,000	5.085%	1/7/2021	190,475
Ford Motor Credit Co. LLC	400,000	3.813%	10/12/2021	405,250
Ford Motor Credit Co. LLC	300,000	3.000%	11/20/2022	300,215
Ford Motor Credit Co. LLC	250,000	3.810%	1/9/2024	256,563
Ford Motor Credit Co. LLC	200,000	4.389%	1/8/2026	210,218
Ford Motor Credit Co. LLC	100,000	6.625%	2/15/2028	112,875
Goldman Sachs Group, Inc.	1,100,000	4.950%	8/10/2169	1,167,837
Infinity Property and Casualty Corp.	250,000	5.000%	9/19/2022	265,357
JP Morgan Chase & Co.	250,000	4.625%	5/10/2021	253,849
JP Morgan Chase & Co.	500,000	4.600%	8/1/2169	516,875
MetLife, Inc.	250,000	10.750%	8/1/2039	429,073
MetLife, Inc.	250,000	5.875%	9/15/2169	287,625
Morgan Stanley	500,000	6.250%	8/9/2026	638,418
Morgan Stanley	250,000	4.350%	9/8/2026	294,973
Morgan Stanley	280,000	5.875%	3/15/2169	314,300
Progressive Corp.	415,000	3.700%	1/26/2045	505,826
Reinsurance Group of America, Inc.	100,000	3.900%	5/15/2029	114,749
TD Ameritrade Holding Corp.	150,000	3.300%	4/1/2027	168,305
The Charles Schwab Corp.	1,500,000	5.375%	9/1/2169	1,674,375
Truist Financial Corp.	500,000	5.125%	6/15/2169*	536,875
Walgreens Boots Alliance, Inc.	250,000	3.800%	11/18/2024	276,598
Walgreens Boots Alliance, Inc.	500,000	3.450%	6/1/2026	553,396
Wells Fargo & Co.	1,000,000	5.900%	12/15/2169	1,064,809
				14,093,118

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Health Care - 8.44%
Abbvie, Inc.	$ 450,000	2.800%	3/15/2023	$ 470,800
Abbvie, Inc.	250,000	4.300%	5/14/2036	308,347
Abbvie, Inc.	500,000	4.400%	11/6/2043	628,817
Agilent Technologies, Inc.	400,000	3.200%	10/1/2022	416,003
Amgen, Inc.	500,000	2.700%	5/1/2022	514,557
Amgen, Inc.	400,000	2.650%	5/11/2022	412,427
Amgen, Inc.	300,000	3.150%	2/21/2040	331,189
Biogen, Inc.	650,000	3.625%	9/15/2022	685,486
Biogen, Inc.	250,000	3.150%	5/1/2050	259,975
Bristol-Myers Squibb Co.	158,000	3.875%	8/15/2022	180,355
Bristol-Myers Squibb Co.	900,000	3.250%	3/1/2028	943,124
CVS Health Corp.	250,000	4.125%	8/15/2025	300,725
CVS Health Corp.	250,000	2.700%	4/1/2040	253,668
Gilead Sciences, Inc.	250,000	4.500%	4/1/2021	250,000
Gilead Sciences, Inc.	332,000	3.650%	3/1/2026	376,819
McKesson Corp.	222,000	2.850%	3/15/2023	232,360
				6,564,652
Industrials - 12.77%
3M Co.	350,000	2.250%	9/19/2026	377,114
AutoNation, Inc.	250,000	3.800%	11/15/2027	276,938
AutoNation, Inc.	400,000	4.750%	6/1/2030	481,884
Dana, Inc.	180,000	5.375%	10/15/2027	191,138
Delta Airlines, Inc.	850,000	2.900%	10/28/2024	839,237
Delta Airlines, Inc.	255,000	4.375%	4/19/2028	256,806
FedEx Corp.	250,000	3.875%	8/1/2042	292,725
FedEx Corp.	879,000	4.100%	4/15/2043	1,040,546
FedEx Corp.	375,000	4.140%	2/1/2045	444,229
FedEx Corp.	250,000	4.400%	1/15/2047	316,926
Jabil, Inc.	210,000	4.700%	9/15/2022	223,803
Mohawk Industries, Inc.	500,000	3.625%	5/15/2030	560,177
Olin Corp.	150,000	5.625%	8/1/2029	163,126
RPM International, Inc.	250,000	3.750%	3/15/2027	277,681
Southwest Airlines Co.	18,166	6.150%	8/1/2022	18,969
Southwest Airlines Co.	400,000	4.750%	5/4/2023	434,899
Southwest Airlines Co.	250,000	7.375%	3/1/2027	314,393
Southwest Airlines Co.	500,000	5.125%	6/15/2027	595,459
Southwest Airlines Co.	100,000	2.625%	2/10/2030	102,186
Spirity Aerosystems, Inc.	250,000	4.600%	6/15/2028	247,656
Stryker Corp.	359,000	3.375%	11/1/2025	400,918
Stryker Corp.	211,000	3.500%	3/15/2026	238,666

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Industrials - Continued
The Boeing Co.	$ 500,000	3.300%	3/1/2035	$ 500,838
The Boeing Co.	250,000	5.875%	2/15/2040	318,554
The Boeing Co.	100,000	3.500%	3/1/2045	99,082
The Boeing Co.	100,000	3.375%	3/1/2045	98,076
The Boeing Co.	300,000	3.250%	6/15/2046	317,875
The Clorox Co.	250,000	3.050%	11/15/2169	260,085
United Parcel Service, Inc.	200,000	3.625%	10/1/2042	241,900
				9,931,886
Information Technology - 16.19%
Apple, Inc.	500,000	2.900%	9/12/2027	559,540
Apple, Inc.	450,000	3.850%	5/4/2043	569,432
Apple, Inc.	500,000	3.450%	2/9/2045	608,888
Apple, Inc.	100,000	4.650%	2/23/2046	142,379
Apple, Inc.	400,000	4.250%	2/9/2047	546,837
Apple, Inc.	350,000	3.750%	9/12/2047	440,298
Arrow Electronics, Inc.	150,000	3.250%	9/8/2024	162,412
Avnet, Inc.	250,000	4.625%	4/15/2026	283,172
CA, Inc.	350,000	4.500%	8/21/2040	375,330
Cisco Systems, Inc.	500,000	2.500%	5/15/2028	549,866
eBay, Inc.	500,000	3.600%	6/5/2027	567,423
eBay, Inc.	190,000	2.700%	3/11/2030	204,716
eBay, Inc.	1,068,000	4.000%	7/15/2042	1,217,718
Flex Ltd.	250,000	5.000%	2/15/2023	270,530
Lam Research Corp.	395,000	2.800%	6/15/2021	398,527
Lam Research Corp.	300,000	3.750%	3/15/2026	343,150
Microsoft Corp.	450,000	3.500%	11/15/2042	555,796
NetApp, Inc.	275,000	3.250%	12/15/2022	286,577
NetApp, Inc.	100,000	3.300%	9/29/2024	109,318
NVIDIA Corp.	350,000	2.200%	9/16/2021	354,302
Oracle Corp.	650,000	4.125%	5/15/2045	804,949
QORVO, Inc.	250,000	4.375%	10/15/2029	275,485
QUALCOMM, Inc.	200,000	3.250%	5/20/2027	227,206
Seagate HDD Cayman	1,000,000	5.750%	12/1/2034	1,180,425
Verisign, Inc.	500,000	4.750%	7/15/2027	537,350
Vmware, Inc.	650,000	2.950%	8/21/2022	674,484
Vmware, Inc.	300,000	4.650%	5/15/2027	351,528
				12,597,638
Materials - 1.05%
Freeport-Mcmoran, Inc.	300,000	5.000%	9/1/2027	318,306
Freeport-Mcmoran, Inc.	250,000	4.375%	8/1/2028	266,094
Freeport-Mcmoran, Inc.	100,000	4.250%	3/1/2030	107,844
Freeport-Mcmoran, Inc.	100,000	5.400%	11/14/2034	125,312
				817,556
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Real Estate - 3.51%
American Tower Corp.	$ 350,000	3.800%	8/15/2029	$ 407,516
CoreCivic, Inc.	200,000	4.750%	7/15/2027	178,250
Hudson Pacific Properties, Inc.	600,000	4.650%	4/1/2029	701,357
Hudson Pacific Properties, Inc.	420,000	3.250%	1/15/2030	448,111
KB Home, Inc.	300,000	4.800%	11/15/2029	329,812
Kilroy Realty LP	100,000	3.050%	2/15/2030	106,479
Kilroy Realty LP	550,000	2.500%	11/15/2032	559,018
				2,730,543

Total Corporate Bonds (Cost $56,742,354)				60,303,968

FOREIGN BONDS - 0.78%
Financials - 0.78%
HSBC Holdings PLC	25,000	4.250%	3/14/2024	27,596
Janus Capital Group, Inc.	500,000	4.875%	8/1/2025	576,175

Total Foreign Bonds (Cost $552,639)				603,771

MUNICIPAL BONDS - 9.74%
Municipal Trusts - 9.74%
Brea Redevelopment Agency	60,000	2.500%	8/1/2023	62,895
Bristol Township School District	255,000	3.650%	6/1/2043	271,187
California Housing Finance	95,000	3.650%	8/1/2025	102,947
City & County of San Francisco CA
Community Facilities District No 2014-1	300,000	3.108%	9/1/2024	321,129
City of New York NY	170,000	3.450%	3/1/2026	190,670
City of San Francisco CA Public Utilities
Commission Water Revenue	250,000	2.900%	11/1/2025	277,300
City of San Francisco CA Public Utilities
Commission Water Revenue	400,000	3.473%	11/1/2043	427,772
Commonwealth of Pennsylvania	300,000	5.450%	2/15/2030	382,917
Kentucky State Property & Building
Commission	340,000	2.564%	5/1/2021	342,043
New Jersey State Educational Development
Corp.	400,000	3.468%	7/1/2035	429,616
New York City Transitional Finance Authority
Future Tax Secured Revenue	325,000	4.905%	11/1/2024	377,254
NY Urban Development Corp.	280,000	3.200%	3/15/2022	288,896
Pennsylvania Higher Educational Facilities
Authority	250,000	4.300%	6/15/2045	277,998
Redevelopment Authority of the City of
Philadelphia	225,000	3.713%	11/1/2023	239,425
Regents of the University of California
Medical Center Pooled Revenue	70,000	2.459%	5/15/2026	75,768
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2020
	Principal	Interest Rate	Maturity Date	Value (Note 1)

Municipal Bonds - Continued
Municipal Trusts - Continued
Sacramento County Public Financing
Authority	$ 265,000	3.793%	4/1/2022	$ 275,197
San Antonio Water System	185,000	3.206%	5/15/2030	206,467
San Francisco City & County Redevelopment
Financing Authority	160,000	9.000%	8/1/2041	161,005
San Marcos Unified School District	350,000	3.377%	8/1/2040	383,660
State of Oregon	250,000	3.577%	8/1/2029	267,145
Tampa Hillsborough District	505,000	2.692%	7/1/2037	513,050
Torrance Unified School District	400,000	3.344%	8/1/2039	422,912
Trustees of Princeton University	250,000	2.612%	7/1/2026	272,393
Tulare County Board of Education	250,000	3.640%	5/1/2043	259,922
University of California	25,000	3.039%	5/15/2027	27,891
University of Pittsburgh-of the Commonwealth
System of Higher Education	140,000	3.127%	9/15/2026	157,592
Utah State Transit Authority	550,000	2.774%	12/15/2038	565,373

Total Municipal Bonds (Cost $7,255,654)				7,580,424

CLOSED-END FUNDS - 1.46%
Municipal Bond Trusts - 1.46%
Blackrock Tax Municipal Bond Trust		26,824		$ 723,175
Guggenheim Taxable Municipal Bond Trust		16,200		412,938

Total Closed-End Funds (Cost $1,054,179)				1,136,113

EXCHANGE-TRADED FUNDS - 3.79%
Commodity Fund - 2.16%
*	Aberdeen Standard Physical Gold Shares ETF	92,000		1,681,760

Debt - 0.18%
iShares Convertible Bond ETF		1,445		139,515

Financials - 1.45%
Invesco Financial Preferred ETF		5,000		96,050
VanEck Vectors Preferred Securities Financial ETF		50,000		1,028,500
				1,124,550

Total Exchange-Traded Funds (Cost $2,894,199)				2,945,825

SHORT-TERM INVESTMENT - 6.42%
Blackrock Treasury Trust, 0.01% §		4,994,389		4,994,389

Total Short-Term Investment (Cost $4,994,389)				4,994,389

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2020

Investments, at Value (Cost $73,493,414) - 99.71%			$77,564,490

Other Assets Less Liabilities - 0.29%			231,844

Net Assets - 100%			$77,796,334

§ Represents 7 day effective yield
* Non-income producing investment
The following acronyms or abbreviations are used in this schedule of investments:
PLC - Public Limited Company
LLC - Limited Liability Company

Summary of Investments
	% of Net
	Assets	Value
Corporate Bonds	77.52%	$60,303,968
Foreign Bonds	0.78%	603,771
Municipal Bonds	9.74%	7,580,424
Closed-End Funds	1.46%	1,136,113
Exchange-Traded Funds	3.79%	2,945,825
Short-Term Investment	6.42%	4,994,389
Other Assets Less Liabilities	0.29%	231,844
Total Net Assets	100.00%	$77,796,334

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Assets and Liabilities
(Unaudited)

As of December 31, 2020

Assets:
Investments, at value (cost $73,493,414)	$77,564,490
Cash	2,337
Receivables:
Interest	640,204
Dividends	10,056

Total assets	78,217,087

Liabilities:
Payables:
Distributions	387,730
Accrued expenses:
Operating expenses	21,142
Related party fees	8,579
Advisory fees	3,302

Total liabilities	420,753

Total Net Assets	$77,796,334

Net Assets Consist of:
Paid in Capital	$73,596,144
Distributable Earnings	4,200,190

Total Net Assets	$77,796,334
Shares Outstanding, no par value (unlimited authorized shares)	2,900,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$26.83

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Operations
(Unaudited)

For the fiscal period ended December 31, 2020

Investment Income:
Interest	$181,077
Dividends	23,118

Total Investment Income	204,195

Expenses:
Advisory fees (note 2)	88,884
Administration fees (note 2)	35,553
Fund accounting fees (note 2)	30,000
Professional fees	17,683
Other operating expenses	12,952
Pricing fees	12,434
Transfer agent fees (note 2)	9,605
Compliance fees (note 2)	6,625
Trustee fees (note 3)	4,587
Custody fees	3,423
Distribution fees	2,500
Insurance fees	2,293

Total Expenses	226,539

Expenses waived by the Sub-Advisor (note 2)	(49,638)

Net Expenses	176,901

Net Investment Income	27,294

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	250,944
Net change in unrealized appreciation on investments	1,844,082

Net Realized and Unrealized Gain on Investments	2,095,026

Net Increase in Net Assets Resulting from Operations	$2,122,320

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statements of Changes in Net Assets
	December 31,	June 30,
For the fiscal year or period ended	2020 (a)	2020

Operations:
Net investment income	$27,294	$ 1,389,273
Net realized gain from investment transactions	250,944	294,680
Net change in unrealized appreciation on investments	1,844,082	1,502,797

Net Increase in Net Assets Resulting from Operations	2,122,320	3,186,750

Distributions to Investors	(387,730)	(1,404,900)

Decrease from Distributions to Investors	(387,730)	(1,404,900)

Beneficial Interest Transactions:
Shares sold	14,635,894	14,142,465
Shares repurchased	-	-

Increase from Beneficial Interest Transactions	14,635,894	14,142,465

Net Increase in Net Assets	16,370,484	15,924,315

Net Assets:
Beginning of period	61,425,850	45,501,535
End of period	$77,796,334	$ 61,425,850

Share Information:
Shares Sold	550,000	550,000
Shares Repurchased	-	-
Net Increase in Shares of Beneficial Interest	550,000	550,000

(a) Unaudited

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Financial Highlights

For a share outstanding during each	December 31,		June 30,
of the fiscal years or periods ended	2020	(g)	2020	2019	2018	(d)

Net Asset Value, Beginning of Period	$ 26.14		$ 25.28	$ 24.30	$ 25.00

Income (Loss) from Investment Operations:
Net investment income (f)	0.28		0.71	0.70	0.46
Net realized and unrealized gain (loss) on investments	0.82		0.86	0.98	(0.71)

Total from Investment Operations	1.10		1.57	1.68	(0.25)

Distributions to Investors:
From net investment income	(0.33)		(0.71)	(0.70)	(0.45)
From realized gains	(0.08)		-	-	-

Total from Distributions to Investors	(0.41)		(0.71)	(0.70)	(0.45)

Net Asset Value, End of Period	$ 26.83		$ 26.14	$ 25.28	$ 24.30

Total Return (e)	4.42%	(b)	6.29%	7.05%	(1.00)%	(b)

Net Assets, End of Period (in thousands)	$77,796		$61,426	$45,502	$47,385

Ratios of:
Gross Expenses to Average Net Assets (c)	0.64%	(a)	0.73%	0.76%	0.77%	(a)
Net Expenses to Average Net Assets (c)	0.50%	(a)	0.50%	0.45%	0.45%	(a)
Net Investment Income to Average Net Assets	0.08%	(a)	2.75%	2.88%	2.36%	(a)

Portfolio turnover rate	18.75%	(b)	21.28%	49.44%	6.85%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)	For a share outstanding during the period from August 18, 2017 (Commencement of Operations) through June 30, 2018.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f) Calculated using the average shares method.
(g) Unaudited.

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2020

1.  Organization and Significant Accounting Policies

The UVA Unconstrained Medium-Term Fixed Income ETF, an exchange-traded fund (the “Fund”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund commenced operations on August 18, 2017. The investment objective of the Fund is to seek current income with limited risk to principal.  The Fund seeks to achieve its investment objective by investing principally in fixed income securities of any kind with dollar-weighted average effective duration between three and seven years, under normal circumstances.  Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities.  Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private-sector entities.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca under the trading symbol FFIU, and because shares will trade at market prices rather than NAV, shares of the Fund may trade at a price greater than or less than NAV.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
The Fund’s investments in securities are carried at market value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the Fund invests a portion of its assets in non-registered investment vehicles, the Fund's shares in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2020

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of December 31, 2020 for the Fund’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$60,303,968	$-	$60,303,968	$-
Foreign Bonds	603,771	-	603,771	-
Municipal Bonds	7,580,424	-	7,580,424	-
Closed-End Funds	1,136,113	1,136,113	-	-
Exchange-Traded Funds	2,945,825	2,945,825	-	-
Short-Term Investment	4,994,389	4,994,389	-	-
Total Assets	$77,564,490	$9,076,327	$68,488,163	$-

(a) The Fund did not hold any Level 3 securities during the fiscal period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2020

Distributions
The Fund may declare and distribute dividends from net investment income, if any, monthly.  The Fund generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.25% of the Fund’s average daily net assets.

The Advisor has engaged Universal Value Advisors as the sub-advisor of the Fund (the “Sub-Advisor”) to provide day to day portfolio management of the Fund.  The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.20% of the Fund’s average daily net assets.  The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.

The Fund and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser or Sub-Adviser)) to not more than 0.50% of the average daily net assets of the Fund. The current term of the Expense Limitation Agreement is through October 31, 2021.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

For the fiscal period from July 1, 2020 through December 31, 2020, the Advisor earned $17,777 in net advisory fees after payment of the sub-advisor fee.

For the fiscal period from July 1, 2020 through December 31, 2020, the Sub-Advisor earned $71,107 in sub-advisory fees, $49,638 of which were waived pursuant to the Expense Limitation Agreement.

Administrator
The Fund pays a monthly fee to the Fund’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $3,750 per month.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2020

A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $100 million	0.100%
$100 million to $200 million	0.080%
On all assets over $200 million	0.060%

The Fund incurred $35,553 in administration fees for the fiscal period ended December 31, 2020. The Administrator is responsible for collecting expense amounts from the Fund, as well as expense reimbursement payments and waived fees from the Sub-Advisor and remitting these amounts to the companies that furnish services to the Fund.

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund.

Transfer Agent
The Bank of New York Mellon (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.

Fund Accounting
The Bank of New York Mellon (“Fund Accountant”) serves as the Fund Accountant for the Fund.  For its services, the Fund Accountant is entitled to receive compensation from the Fund pursuant to the Fund Accounting fee arrangements with the Fund.

3.	Trustees and Officers

The Board is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

4.	Purchases and Sales of Investment Securities

For the fiscal period ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities (Excluding U.S. Government Securities)	Proceeds from Sales of Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
$24,488,637	$ 7,805,215	$ -	$ 4,731,972

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2020

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns and, for the fiscal year/periods ended June 30, 2018 through June 30, 2020, and through the fiscal period ended December 31, 2020, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended December 31, 2020, the Fund did not incur any interest or penalties.

At December 31, 2020, the tax-basis cost of investments and components of distributable earnings were as follows:
Cost of Investments	$73,493,414

Gross Unrealized Appreciation	$ 4,129,381
Gross Unrealized Depreciation	(58,305)
Net Unrealized Appreciation	$ 4,071,076

6.   Concentration of Risk

At various times, the Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at the time.

7.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.  Subsequent Events

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments, other than the following items:

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2020

Distributions
Per share distributions for the Fund during the subsequent period were as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income
1/29/2020	1/28/2020	2/1/2020	$0.05400

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

As of December 31, 2020

1.	Proxy Voting Policies and Voting Record

Copies of the Advisor’s and Sub-Advisor’s Proxy Voting Policies and Procedures are included as Appendix A to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended December 31, 2020.

During the fiscal period, the Fund paid $166,750 in income distributions and $220,980 in capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the fiscal period from July 1, 2020 through December 31, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

As of December 31, 2020

	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,044.20	$2.58
	$1,000.00	$1,022.68	$2.55
*Expenses are equal to the average account value over the period multiplied by each Fund’s annualized expense ratio of 0.50%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

UVA Unconstrained Medium-Term Fixed Income ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
The Bank of New York Mellon	Universal Value Advisors
225 Liberty Street	1 E. Liberty Street #406
New York, New York 10286	Reno, Nevada 89501

Telephone: 800-205-7699	Telephone: 775-284-7778

World Wide Web @:	World Wide Web @:

bnymellon.com	universalvalueadvisors.com

Item 2.	CODE OF ETHICS.
Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END FUND MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	March 10, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey` President and Principal Executive Officer

Date:	March 10, 2021

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer and Principal Financial Officer

Date:	March 11, 2021